 GLOBAL INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                10/31/96 04/30/96 10/31/95 ENDED 10/31/96 ENDED 10/31/96
------------------------------------------------------------------------
Class A Shares   $10.46   $10.24   $10.35       8.60%          5.65%
------------------------------------------------------------------------
Class B Shares    10.44    10.21    10.31       7.95           5.37
------------------------------------------------------------------------
Class C Shares    10.45    10.23    10.33       8.12           5.39
------------------------------------------------------------------------

Performance Summary Class A Shares

            NET ASSET VALUE
            ----------------
PERIOD                       CAPITAL GAINS  DIVIDENDS PAID FROM   TOTAL
COVERED     BEGINNING ENDING  DISTRIBUTED     PAID     CAPITAL  RETURN/1/
-------------------------------------------------------------------------
07/01/91 -
  12/31/91   $10.40   $11.05    $0.0100      $0.4800       --      11.11%
-------------------------------------------------------------------------
1992          11.05    10.42     0.1644       0.6029       --       1.22
-------------------------------------------------------------------------
1993          10.42    10.97     0.1445       0.7486       --      14.16
-------------------------------------------------------------------------
1994          10.97     9.90     0.0009       0.3213   $0.3178     (3.89)
-------------------------------------------------------------------------
1995           9.90    10.44      --          0.7325       --      13.20
-------------------------------------------------------------------------
01/01/96 -
  10/31/96    10.44    10.46      --          0.5956       --       6.16
-------------------------------------------------------------------------
                             Total: $0.3198  $3.4809   $0.3178
-------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      10/31/96:    48.29%
-------------------------------------------------------------------------

Performance Summary Class B Shares

            NET ASSET VALUE
            ----------------
PERIOD                       CAPITAL GAINS  DIVIDENDS PAID FROM   TOTAL
COVERED     BEGINNING ENDING  DISTRIBUTED     PAID     CAPITAL  RETURN/1/
-------------------------------------------------------------------------
03/20/87 -
  12/31/87   $10.00   $10.86    $0.1800      $0.6647       --      17.58%
-------------------------------------------------------------------------
1988          10.86    10.64     0.1489       1.3436       --      12.15
-------------------------------------------------------------------------
1989          10.64    10.25      --          0.9200       --       5.44
-------------------------------------------------------------------------
1990          10.25    10.87      --          1.1300       --      17.72
-------------------------------------------------------------------------
1991          10.87    11.05     0.0100       0.7300       --      10.75
-------------------------------------------------------------------------
1992          11.05    10.41     0.1644       0.5214       --       0.38
-------------------------------------------------------------------------
1993          10.41    10.96     0.1445       0.6689       --      13.36
-------------------------------------------------------------------------
1994          10.96     9.87     0.0009       0.2852   $0.2810     (4.77)
-------------------------------------------------------------------------
1995           9.87    10.41      --          0.6538       --      12.39
-------------------------------------------------------------------------
01/01/96 -
  10/31/96    10.41    10.44      --          0.5312       --       5.61
-------------------------------------------------------------------------
                             Total: $0.6487  $7.4488   $0.2810
-------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      10/31/96:   139.92%
-------------------------------------------------------------------------

Performance Summary Class C Shares

            NET ASSET VALUE
            ----------------
PERIOD                       CAPITAL GAINS  DIVIDENDS PAID FROM   TOTAL
COVERED     BEGINNING ENDING  DISTRIBUTED     PAID     CAPITAL  RETURN/1/
-------------------------------------------------------------------------
07/02/92 -
  12/31/92   $10.94   $10.42    $0.1644      $0.3744       --       0.10%
-------------------------------------------------------------------------
1993          10.42    10.97     0.1445       0.6973       --      13.64
-------------------------------------------------------------------------
1994          10.97     9.89     0.0009       0.2978   $0.2938     (4.43)
-------------------------------------------------------------------------
1995           9.89    10.42      --          0.6801       --      12.54
-------------------------------------------------------------------------
01/01/96 -
  10/31/96    10.42    10.45      --          0.5524       --       5.62
-------------------------------------------------------------------------
                             Total: $0.3098  $2.6020   $0.2938
-------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      10/31/96:    29.47%
-------------------------------------------------------------------------

/1Figures/assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to the trustees of the PaineWebber Savings
   Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended October 31, 1996 and since inception, August 26, 1991, through October 31, 1996, Class Y shares had a total return of 9.25% and 48.92%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 GLOBAL INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                           OCTOBER 31, 1996

 PRINCIPAL
   AMOUNT                                    MATURITY           INTEREST
   (000)*                                     DATES               RATES          VALUE
 ----------                            -------------------- ----------------- ------------
LONG-TERM DEBT SECURITIES - 81.68%
 AUSTRALIA - 3.47%
            New South Wales Treasury
     17,100  Corporation............         12/01/01            12.000%      $ 16,290,615
            Queensland Treasury
             Corporation Global
     16,550  Issue..................         08/15/01            12.000         15,671,564
                                                                              ------------
                                                                                31,962,179
                                                                              ------------
 CANADA - 4.69%
     67,638 Ontario Hydro Global....   04/11/07 to 04/11/11 10.502 to 10.551@   20,543,341
            Province of British
     37,025  Columbia Residual......         01/09/12        9.061 to 9.155@     8,981,865
 US$114,461 Province of Ontario.....         02/21/06             6.000         13,739,830
                                                                              ------------
                                                                                43,265,036
                                                                              ------------
 DENMARK - 3.04%
    150,072 Government of Denmark...   05/15/03 to 03/15/06       8.000         28,000,876
                                                                              ------------
 GERMANY - 9.85%
            Federal Republic of
    122,852  Germany................   07/22/02 to 12/20/02  7.125 to  8.000    90,749,092
                                                                              ------------
 IRELAND - 0.56%
      3,000 Republic of Ireland.....         11/15/97            11.500          5,145,206
                                                                              ------------
 ITALY - 5.09%
 67,335,000 Republic of Italy.......   07/15/98 to 04/01/04  8.500 to 10.500    46,863,144
                                                                              ------------
 NEW ZEALAND - 5.18%
            Government of New
     63,590  Zealand................   02/15/00 to 11/15/06  6.500 to 10.000    47,726,170
                                                                              ------------
 SPAIN - 8.05%
  8,511,420 Government of Spain.....   08/30/98 to 02/28/01 10.100 to 12.250    74,174,569
                                                                              ------------
 UNITED KINGDOM - 8.35%
     40,995 United Kingdom Gilt.....   09/30/98 to 02/26/01 10.000 to 15.500    76,983,434
                                                                              ------------
 UNITED STATES - 33.40%
            The Chase Manhattan
     18,000  Corporation............         12/01/97             7.500         18,295,056
     16,000 Clorox Corporation......         07/15/01             8.800         17,508,272
            Ford Motor Credit
     15,000  Corporation............         07/01/01             9.500         16,716,435
            United States Treasury
    252,042  Notes(1)...............   01/31/98 to 07/15/06  5.625 to 7.000    255,324,870
                                                                              ------------
                                                                               307,844,633
                                                                              ------------
 Total Long-Term Debt Securities
 (cost - $738,367,810)...............                                          752,714,339
                                                                              ------------

 GLOBAL INCOME FUND
PAINEWEBBER

  PRINCIPAL
    AMOUNT                                     MATURITY           INTEREST
    (000)*                                      DATES               RATES          VALUE
 ------------                            -------------------- ----------------- ------------
SHORT-TERM DEBT SECURITIES - 7.62%
 AUSTRALIA - 1.60%
              New South Wales Treasury
       18,200  Corporation............         04/01/97            12.500%      $ 14,776,376
                                                                                ------------
 POLAND - 2.48%
              Republic of Poland
       67,400  Treasury Bills.........   11/13/96 to 04/23/97 20.100 to 20.906@   22,827,241
                                                                                ------------
 UNITED STATES - 3.54%
              General Motors
               Acceptance Corporation
       10,000  MTN....................         04/30/97             7.950         10,111,080
              United States Treasury
       22,500  Notes..................         12/31/96             7.500         22,584,375
                                                                                ------------
                                                                                  32,695,455
                                                                                ------------
 Total Short-Term Debt Securities
 (cost - $71,167,818)..................                                           70,299,072
                                                                                ------------
 REPURCHASE AGREEMENTS - 8.26%
       36,080 Repurchase agreement
               dated 10/31/96 with
               Citicorp Securities,
               Inc., collateralized by
               $36,715,000 U.S.
               Treasury Notes, 5.875%
               due 04/30/98; proceeds:
               $36,085,512............         11/01/96             5.500         36,080,000
       24,210 Repurchase agreement
               dated 10/31/96 with
               First Chicago Capital
               Markets, Inc.,
               collateralized by
               $24,500,000 U.S.
               Treasury Notes, 5.125%
               due 11/30/98; proceeds:
               $24,213,699............         11/01/96             5.500         24,210,000
       15,790 Repurchase agreement
               dated 10/31/96 with
               First Chicago Capital
               Markets, Inc.,
               collateralized by
               $16,470,000 U.S.
               Treasury Bills, due
               04/30/97, proceeds:
               $15,792,412............         11/01/96             5.500         15,790,000
                                                                                ------------
 Total Repurchase Agreements (cost -
  $76,080,000).........................                                           76,080,000
                                                                                ------------
 INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED - 10.82%
 U.S. GOVERNMENT AGENCY - 0.98%
        9,000 Federal Home Loan Bank..         11/01/96            5.500@          9,000,000
                                                                                ------------
  NUMBER OF
 SHARES (000)
 ------------
 MONEY MARKET FUNDS - 9.84%
       35,097 Short Term Investment
               Company Liquid Assets
               Portfolio..............                                            35,097,002
       10,199 Short Term Investment
               Company Prime
               Portfolio..............                                            10,198,952
       45,356 Temporary Investment
               Fund, Inc..............                                            45,355,564
                                                                                ------------
                                                                                  90,651,518
                                                                                ------------
 Total Investments of Cash Collateral
  for Securities Loaned
  (cost - $99,651,518).................                                           99,651,518
                                                                                ------------
 Total Investments (cost -
   $985,267,146) - 108.38%.............                                          998,744,929
 Liabilities in excess of other
  assets - (8.38%).....................                                          (77,230,123)
                                                                                ------------
 Net Assets - 100.00%..................                                         $921,514,806
                                                                                ============

-------
Note: The Portfolio of Investments is listed by the issuer's country of origin
*  In local currency unless otherwise indicated
(1) A portion of security was on loan at October 31, 1996
MTN Medium Term Note
@  Yield to Maturity

 GLOBAL INCOME FUND
PAINEWEBBER
FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                  UNREALIZED
                          CONTRACT TO      IN EXCHANGE           MATURITY        APPRECIATION
                            DELIVER            FOR                DATES         (DEPRECIATION)
                         -------------- ------------------ -------------------- --------------
Australian Dollars......     42,550,832 US$     33,554,973 12/23/96 to 01/03/97    $  (140,182)
Australian Dollars......     33,475,117 US$     26,373,523 12/20/96 to 01/08/97       (116,935)
Australian Dollars......     15,307,075 US$     12,000,747       11/29/96             (129,348)
Australian Dollars......     12,421,098 US$      9,812,667       11/04/96              (28,965)
Belgian Francs..........    634,112,770 US$     20,790,583       09/30/97              (19,763)
Belgian Francs..........    610,000,000 US$     19,871,001       07/14/97              121,664
British Pounds..........     14,822,000 US$     23,878,242       11/29/96             (234,454)
British Pounds..........     12,108,000 US$     18,319,404       01/13/97           (1,377,752)
Canadian Dollars........     30,888,000 US$     22,705,087       03/24/97             (329,329)
Canadian Dollars........     19,403,600 US$     14,272,075       02/24/97             (197,965)
Finnish Markka..........    259,013,906 US$     57,009,313 12/23/96 to 03/24/97       (186,353)
Finnish Markka..........     78,668,800 US$     17,419,632       03/24/97               66,376
German Deutschemarks....     29,624,000 US$     19,458,877       12/02/96             (109,126)
Italian Lira............ 33,071,963,766 US$     21,657,019 11/14/96 to 11/22/96       (147,108)
Netherland Guilders.....     51,226,564 US$     30,063,236 01/13/97 to 01/15/97       (123,201)
New Zealand Dollars.....     42,825,000 US$     29,620,460       11/08/96             (656,303)
New Zealand Dollars.....     12,345,000 US$      8,566,620 12/30/96 to 01/15/97       (112,135)
New Zealand Dollars.....      8,210,000 US$      5,664,490       01/21/97              (94,747)
Spanish Pesetas.........  2,974,384,375 US$     23,579,651       11/25/96              295,137
Spanish Pesetas.........    531,921,960 US$      4,100,539       10/15/97              (37,888)
Spanish Pesetas.........  3,750,000,000 US$     29,206,666 11/12/96 to 11/20/96       (162,862)
U.S. Dollars............     20,104,248 AUD     25,490,781 12/23/96 to 01/03/97         95,926
U.S. Dollars............     12,092,589 AUD     15,307,075       11/29/96               37,505
U.S. Dollars............      8,536,099 AUD     10,820,117       12/20/96               38,305
U.S. Dollars............      8,038,238 BFR    247,666,148       07/14/97              (97,032)
U.S. Dollars............     22,993,091 CAD     30,888,000       03/24/97               41,325
U.S. Dollars............     14,457,641 CAD     19,403,600       02/24/97               12,399
U.S. Dollars............     19,520,295 DEM     29,624,000       12/02/96               47,708
U.S. Dollars............     41,072,315 FIM    190,534,962 12/23/96 to 03/24/97        957,079
U.S. Dollars............     17,147,017 FIM     78,668,800       03/24/97              206,239
U.S. Dollars............      9,730,002 GBP      5,994,437       01/13/97               25,949
U.S. Dollars............     11,908,728 ITL 18,220,950,000       11/22/96              108,414
U.S. Dollars............     30,153,719 NLG     51,226,564 01/13/97 to 01/15/97         32,717
U.S. Dollars............      8,444,459 NZD     12,290,000       11/08/96              250,104
                                                                                   -----------
                                                                                   $(1,964,601)
                                                                                   ===========

-------
CURRENCY TYPE ABBREVIATIONS:
AUD
  - Australian Dollars
BFR
  - Belgian Francs
CAD
  - Canadian Dollars
DEM
  - German Deutschemarks
FIM
  - Finnish Markka
GBP
  - British Pounds
ITL
  - Italian Lira
NLG
  - Netherland Guilders
NZD
  - New Zealand Dollars

                                                    PERCENT OF NET ASSETS
INVESTMENTS BY TYPE OF ISSUER                       -------------------------
                                                     LONG-TERM     SHORT-TERM
                                                     ---------    -----------
Government and other public issuers................        75.98%         7.51%
Repurchase agreements..............................          --           8.26
Financial institutions.............................         1.81          1.09
Money market funds.................................          --           9.84
Banks..............................................         1.99           --
Other..............................................         1.90           --
                                                      ----------    ----------
                                                           81.68%        26.70%
                                                      ==========    ==========

                 See accompanying notes to financial statements

 GLOBAL INCOME FUND
PAINEWEBBER
            STATEMENT OF ASSETS AND LIABILITIES                 OCTOBER 31, 1996

Assets
Investments in securities, at value (cost - $985,267,146)....... $ 998,744,929
Cash denominated in foreign currencies, at value (cost -
  $4,589,465)...................................................     4,787,581
Receivable for investments and foreign currency sold............    98,708,963
Interest receivable.............................................    17,771,973
Unrealized appreciation on forward foreign currency contracts...     2,298,959
Receivable for shares of beneficial interest sold...............       222,534
Other assets....................................................       163,946
                                                                 -------------
Total assets.................................................... 1,122,698,885
                                                                 -------------
Liabilities
Collateral for securities loaned................................    99,651,518
Payable for investments and foreign currency purchased..........    90,766,072
Unrealized depreciation on forward foreign currency contracts...     4,263,560
Payable for shares of beneficial interest repurchased...........     4,267,228
Payable to affiliate............................................     1,017,852
Accrued expenses and other liabilities..........................     1,217,849
                                                                 -------------
Total liabilities...............................................   201,184,079
                                                                 -------------
Net Assets
Beneficial interest - $0.001 par value (unlimited amount
 authorized)....................................................   941,557,695
Distributions in excess of net investment income................    (5,119,181)
Accumulated net realized losses from investments................   (26,628,489)
Net unrealized appreciation of investments, other assets,
 liabilities and forward contracts denominated in foreign
 currencies.....................................................    11,704,781
                                                                 -------------
Net assets...................................................... $ 921,514,806
                                                                 =============
Class A:
Net assets...................................................... $ 549,932,227
                                                                 -------------
Shares outstanding..............................................    52,569,185
                                                                 -------------
Net asset value and redemption value per share..................        $10.46
                                                                        ======
Maximum offering price per share (net asset value plus sales
 charge of 4.00% of offering price).............................        $10.90
                                                                        ======
Class B:
Net assets...................................................... $ 307,577,396
                                                                 -------------
Shares outstanding..............................................    29,472,751
                                                                 -------------
Net asset value and offering price per share....................        $10.44
                                                                        ======
Class C:
Net assets...................................................... $  50,927,689
                                                                 -------------
Shares outstanding..............................................     4,871,263
                                                                 -------------
Net asset value and offering price per share....................        $10.45
                                                                        ======
Class Y:
Net assets...................................................... $  13,077,494
                                                                 -------------
Shares outstanding..............................................     1,246,779
                                                                 -------------
Net asset value, offering price and redemption value per share..        $10.49
                                                                        ======

                 See accompanying notes to financial statements

 GLOBAL INCOME FUND
PAINEWEBBER
            STATEMENT OF OPERATIONS          FOR THE YEAR ENDED OCTOBER 31, 1996

Investment income:
Interest (net of foreign withholding taxes)........................  $86,489,494
                                                                     -----------
Expenses:
Investment advisory and administration fees........................    7,812,766
Service fees--Class A..............................................    1,466,720
Service and distribution fees--Class B.............................    4,022,741
Service and distribution fees--Class C.............................      438,497
Transfer agency and service fees...................................    1,040,882
Custody and accounting.............................................      766,973
Reports and notices to shareholders................................      426,538
Legal and audit fees...............................................      322,140
State registration fees............................................      120,169
Trustees' fees.....................................................       23,750
Other expenses.....................................................      186,322
                                                                     -----------
                                                                      16,627,498
                                                                     -----------
Net investment income..............................................   69,861,996
                                                                     -----------
Realized and unrealized gains (losses) from investment transac-
 tions:
Net realized gains from:
 Investment transactions...........................................   16,169,953
 Foreign currency transactions.....................................    1,471,764
Net change in unrealized appreciation/depreciation of:
 Investments.......................................................   (8,780,320)
 Other assets, liabilities and forward contracts denominated in
  foreign currencies...............................................    4,285,697
                                                                     -----------
Net realized and unrealized gains from investment activities.......   13,147,094
                                                                     -----------
Net increase in net assets resulting from operations...............  $83,009,090
                                                                     ===========


                 See accompanying notes to financial statements

 GLOBAL INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE YEARS ENDED
                                                             OCTOBER 31,
                                                    ------------------------------
                                                         1996            1995
                                                    --------------  --------------
From operations:
Net investment income.............................  $   69,861,996  $   89,739,771
Net realized gains (losses) from investment
 transactions.....................................      16,169,953     (16,067,201)
Net realized gains (losses) from foreign currency
 transactions.....................................       1,471,764        (954,350)
Net change in unrealized appreciation/depreciation
 of investments...................................      (8,780,320)     48,868,150
Net change in unrealized appreciation/depreciation
 of other assets, liabilities and forward
 contracts denominated in foreign currencies......       4,285,697       5,687,668
                                                    --------------  --------------
Net increase in net assets resulting from
 operations.......................................      83,009,090     127,274,038
                                                    --------------  --------------
Dividends to shareholders from:
Net investment income--Class A....................     (42,572,977)    (40,376,543)
Net investment income--Class B....................     (26,087,043)    (35,685,366)
Net investment income--Class C....................      (3,931,619)     (4,526,987)
Net investment income--Class Y....................      (1,138,899)       (782,694)
                                                    --------------  --------------
                                                       (73,730,538)    (81,371,590)
                                                    --------------  --------------
From beneficial interest transactions:
Net proceeds from the sale of shares..............      15,262,782      24,154,810
Proceeds from shares issued in connection with the
 acquisition of Global Income Plus Fund, Inc. ....        --           230,782,432
Proceeds from shares issued in connection with the
 acquisition of Mitchell Hutchins/Kidder, Peabody
 Global Fixed Income Fund.........................        --            64,455,167
Cost of shares repurchased........................    (385,467,944)   (625,332,239)
Proceeds from dividends reinvested................      46,943,399      52,671,643
                                                    --------------  --------------
Net decrease in net assets from beneficial
 interest transactions............................    (323,261,763)   (253,268,187)
                                                    --------------  --------------
Net decrease in net assets........................    (313,983,211)   (207,365,739)
Net assets:
Beginning of year.................................   1,235,498,017   1,442,863,756
                                                    --------------  --------------
End of year ......................................  $  921,514,806  $1,235,498,017
                                                    ==============  ==============

                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS
PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Investment Series ("Trust") was organized under Massachusetts law by a Declaration of Trust dated December 22, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.

The Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structure, ongoing service/distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service/distribution plans.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments - Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment advisor, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation (other than short-term investments that mature in sixty days or less). The amortized cost method of valuation generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by a management committee under the direction of the Trust's Board of Trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

PAINEWEBBER

Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value on that day. If events occur materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses from sales of investments and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains and losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (1) Market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period.

  (2) Purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

PAINEWEBBER

Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations.

Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward currency contracts to attempt to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise with respect to entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

PAINEWEBBER
ACQUISITIONS

Acquisition of Global Income Plus Fund, Inc. ("Global Income Plus Fund") - On June 30, 1995, the Fund acquired all the net assets of Global Income Plus Fund pursuant to a plan of reorganization approved by the Global Income Plus Fund shareholders on May 25, 1995. The acquisition was accomplished by a tax-free exchange of 22,661,242 Class A shares of the Fund for the 26,096,317 shares of Global Income Plus Fund outstanding on June 30, 1995. Global Income Plus Fund's net assets at that date, valued at $230,782,432, including accumulated net realized losses of $5,949,592, net unrealized appreciation on investments of $5,094,121 and net unrealized foreign exchange losses of $1,867,298, were combined with those of the Fund.

Acquisition of Mitchell Hutchins/Kidder, Peabody Global Fixed Income Fund ("MH/KP Global Fixed Income Fund") - On October 27, 1995, the Fund acquired all the net assets of MH/KP Global Fixed Income Fund pursuant to a plan of reorganization approved by MH/KP Global Fixed Income Fund shareholders on October 5, 1995. The acquisition was accomplished by tax free exchanges of 4,138,263 Class A, 776,391 Class C (currently Class Y) and 1,332,238 Class D (currently Class C) shares of the Fund for 3,520,765 Class A, 659,996 Class C and 1,131,249 Class B shares, respectively, of MH/KP Global Fixed Income Fund outstanding on October 27, 1995. MH/KP Global Fixed Income Fund's net assets at that date, valued at $64,455,167, including accumulated net realized losses of $2,407,711, net unrealized appreciation of investments of $1,481,458 and net unrealized foreign exchange losses of $165,549, were combined with those of the Fund.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract, the

PAINEWEBBER
Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          ANNUAL
AVERAGE DAILY NET ASSETS                                                   RATE
------------------------                                                  ------

Up to $500 million....................................................... 0.750%
In excess of $500 million up to $1.0 billion............................. 0.725
In excess of $1.0 billion up to $1.5 billion............................. 0.700
In excess of $1.5 billion up to $2.0 billion............................. 0.675
Over $2.0 billion........................................................ 0.650

At October 31, 1996, the Fund owed Mitchell Hutchins $581,897 in investment advisory and administration fees.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rates of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At October 31, 1996, the Fund owed Mitchell Hutchins $413,338 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended October 31, 1996, it received $1,012,993 in sales charges.

SECURITY LENDING

The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will retain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received no compensation from the Fund for the year ended October 31, 1996.

PAINEWEBBER

As of October 31, 1996, the Fund's custodian held cash and cash equivalents having an aggregate value of $99,651,518 as collateral for portfolio securities loaned having a market value of $97,798,283.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the year ended October 31, 1996, PaineWebber earned $305,944 from the Fund. At October 31, 1996, the Fund owed PaineWebber $22,617 for service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at October 31, 1996 was substantially the same as the cost of securities for financial statement purposes.

At October 31, 1996, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)............................................................ $20,401,886
Gross depreciation (investments having an excess of cost over value)...........................................................  (6,924,103)
                                                                   -----------
Net unrealized appreciation of investments........................ $13,477,783
                                                                   ===========

For the year ended October 31, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases........................................................ $1,130,321,322
Sales............................................................ $1,347,110,119

FEDERAL INCOME TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended October 31, 1996, accumulated net realized losses were increased by $1,471,764 and distributions in excess of net investment income were decreased by $1,471,764.

PAINEWEBBER

            During the current year ended October 31, 1996, the Fund utilized $15,014,841 of its capital loss carryforward to offset net realized capital gains for federal income tax purposes. At October 31, 1996, the Fund had a capital loss carryforward of $26,628,489 available as a reduction, to the extent provided in the regulations, of any future net realized capital gains which expires as follows: $10,874,673 in 2002 and $15,753,816 in 2003.
            To the extent that such losses are used to offset future capital gains, it is probable that the gains to offset will not be distributed.

            SHARES OF BENEFICIAL INTEREST

            There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           CLASS A                     CLASS B                     CLASS C                 CLASS Y
                  --------------------------  ---------------------------  ------------------------  ---------------------
                    SHARES        AMOUNT         SHARES        AMOUNT        SHARES       AMOUNT      SHARES     AMOUNT
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
YEAR ENDED
 OCTOBER 31,
 1996:
Shares sold.....      489,988  $   5,054,421       574,699  $   5,920,154     257,119  $  2,664,053   157,553  $ 1,624,154
Shares
 repurchased....  (20,920,168)  (215,703,423)  (13,308,674)  (136,726,494) (2,581,113)  (26,608,504) (623,126)  (6,429,523)
Dividends
 reinvested.....    2,543,860     26,172,036     1,623,171     16,661,502     291,533     2,997,099   108,008    1,112,762
Shares converted
 from Class B to
 Class A........    6,382,186     65,618,202    (6,398,780)   (65,618,202)     --           --          --         --
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
Net decrease....  (11,504,134) $(118,858,764)  (17,509,584) $(179,763,040) (2,032,461) $(20,947,352) (357,565) $(3,692,607)
                  ===========  =============  ============  =============  ==========  ============  ========  ===========
YEAR ENDED
 OCTOBER 31,
 1995:
Shares sold.....      769,482  $   7,829,343     1,097,002  $  11,102,275     283,304  $  2,865,085   231,829  $ 2,358,107
Shares issued in
 connection with
 the acquisition
 of:
Global Income
 Plus Fund......   22,661,242    230,782,432       --            --            --           --          --         --
MH/KP Global
 Fixed Income
 Fund...........    4,138,263     42,716,735       --            --         1,332,238    13,723,085   776,391    8,015,347
Shares
 repurchased....  (32,813,653)  (334,286,327)  (23,655,674)  (239,410,776) (4,310,582)  (43,639,719) (779,383)  (7,995,417)
Dividends
 reinvested.....    2,518,835     25,654,246     2,254,509     22,871,888     330,949     3,362,814    76,872      782,695
Shares converted
 from Class B to
 Class A........    5,525,275     55,754,624    (5,541,079)   (55,754,624)     --           --          --         --
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
Net increase
 (decrease).....    2,799,444  $  28,451,053   (25,845,242) $(261,191,237) (2,364,091) $(23,688,735)  305,709  $ 3,160,732
                  ===========  =============  ============  =============  ==========  ============  ========  ===========

                      [This Page Intentionally Left Blank]

 GLOBAL INCOME FUND
PAINEWEBBER
              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                              CLASS A
                            -------------------------------------------------------
                                  FOR THE YEARS ENDED OCTOBER 31,
                            -------------------------------------------------------
                              1996       1995         1994       1993        1992
                            --------   --------     --------   --------    --------
 Net asset value,
  beginning of period....   $  10.35   $   9.99     $  10.97   $  10.64    $  10.75
                            --------   --------     --------   --------    --------
 Net investment income...       0.72@      0.77@        0.72       0.59        0.83
 Net realized and
  unrealized gains
  (losses) from
  investments and foreign
  currency transactions..       0.13@      0.31@       (1.05)      0.68       (0.12)
                            --------   --------     --------   --------    --------
 Total increase
  (decrease) from
  investment operations..       0.85       1.08        (0.33)      1.27        0.71
                            --------   --------     --------   --------    --------
 Dividends from net
  investment income......      (0.74)    (0.72)        (0.33)     (0.80)      (0.64)
 Distributions from
  realized gains on
  investments and foreign
  currency transactions..        --         --           --       (0.14)      (0.18)
 Distributions from paid
  in capital.............        --         --         (0.32)       --          --
                            --------   --------     --------   --------    --------
 Total dividends and
  distributions..........      (0.74)     (0.72)       (0.65)     (0.94)      (0.82)
                            --------   --------     --------   --------    --------
 Net asset value, end of
  period.................   $  10.46   $  10.35     $   9.99   $  10.97    $  10.64
                            ========   ========     ========   ========    ========
 Total investment return
  (1)....................       8.60%     11.09%       (3.10)%    12.41%       6.70%
                            ========   ========     ========   ========    ========
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (000's).........   $549,932   $663,022     $611,855   $648,853    $107,033
 Expenses to average net
  assets.................       1.27%      1.24%(2)     1.17%      1.32%**     1.21%
 Net investment income to
  average net assets.....       6.88%      7.47%(2)     6.94%      6.82%**     7.84%
 Portfolio turnover rate.        126%       113%         108%        90%         92%
                                                CLASS B
                            ------------------------------------------------------------
                                    FOR THE YEARS ENDED OCTOBER 31,
                            ------------------------------------------------------------
                              1996       1995         1994        1993          1992
                            ---------- ------------ ---------- ------------- -----------
 Net asset value,
  beginning of period....   $  10.31   $   9.96     $  10.95   $    10.62    $    10.74
                            ---------- ------------ ---------- ------------- -----------
 Net investment income...       0.64@      0.69@        0.86         0.78          0.94
 Net realized and
  unrealized gains
  (losses) from
  investments and foreign
  currency transactions..       0.15@      0.30@       (1.28)        0.40         (0.32)
                            ---------- ------------ ---------- ------------- -----------
 Total increase
  (decrease) from
  investment operations..       0.79       0.99        (0.42)        1.18          0.62
                            ---------- ------------ ---------- ------------- -----------
 Dividends from net
  investment income......      (0.66)    (0.64)        (0.29)       (0.71)        (0.56)
 Distributions from
  realized gains on
  investments and foreign
  currency transactions..        --         --           --         (0.14)        (0.18)
 Distributions from paid
  in capital.............        --         --         (0.28)         --            --
                            ---------- ------------ ---------- ------------- -----------
 Total dividends and
  distributions..........      (0.66)     (0.64)       (0.57)       (0.85)        (0.74)
                            ---------- ------------ ---------- ------------- -----------
 Net asset value, end of
  period.................   $  10.44   $  10.31     $   9.96   $    10.95    $    10.62
                            ========== ============ ========== ============= ===========
 Total investment return
  (1)....................       7.95%     10.24%       (3.90)%      11.45%         5.93%
                            ========== ============ ========== ============= ===========
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (000's).........   $307,577   $484,534     $725,553   $1,188,890    $1,542,255
 Expenses to average net
  assets.................       1.99%      2.00%(2)     1.94%        2.11%**       1.98%
 Net investment income to
  average net assets.....       6.14%      6.71%(2)     6.05%        5.97%**       7.11%
 Portfolio turnover rate.        126%       113%         108%          90%           92%

-------------
*Annualized
** Includes 0.15% of interest expense related to the reverse repurchase agreement transactions entered into during the fiscal year
 +Commencement of issuance of shares
@Calculated using the average shares outstanding for the year
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return information for periods less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.04%.

 GLOBAL INCOME FUND
PAINEWEBBER

                     CLASS C                                                 CLASS Y
 ------------------------------------------------------------ ------------------------------------------------
                                               FOR THE PERIOD
  FOR THE YEARS ENDED OCTOBER 31,              JULY 2, 1992+     FOR THE YEARS ENDED OCTOBER 31,
 ------------------------------------------    TO OCTOBER 31, ------------------------------------------------
   1996       1995        1994       1993           1992       1996     1995        1994      1993       1992
 -------     -------     -------   --------    -------------- -------  -------     -------   -------    ------
 $ 10.33     $  9.98     $ 10.96   $  10.64       $ 10.94     $ 10.35  $  9.99     $ 10.97   $ 10.64    $10.76
 -------     -------     -------   --------       -------     -------  -------     -------   -------    ------
    0.67 @      0.71@       0.70       0.68          0.20        0.75@    0.78@       0.75      0.71      0.81
    0.14@       0.31@      (1.09)      0.52         (0.13)       0.17@    0.32@      (1.06)     0.58     (0.08)
 -------     -------     -------   --------       -------     -------  -------     -------   -------    ------
    0.81        1.02       (0.39)      1.20          0.07        0.92     1.10       (0.31)     1.29      0.73
 -------     -------     -------   --------       -------     -------  -------     -------   -------    ------
   (0.69)      (0.67)      (0.30)     (0.74)        (0.21)      (0.78)   (0.74)      (0.34)    (0.82)    (0.67)
     --          --          --       (0.14)        (0.16)        --       --          --      (0.14)    (0.18)
     --          --        (0.29)       --            --          --       --        (0.33)      --        --
 -------     -------     -------   --------       -------     -------  -------     -------   -------    ------
   (0.69)      (0.67)      (0.59)     (0.88)        (0.37)      (0.78)   (0.74)      (0.67)    (0.96)    (0.85)
 -------     -------     -------   --------       -------     -------  -------     -------   -------    ------
 $ 10.45     $ 10.33     $  9.98   $  10.96       $ 10.64     $ 10.49  $ 10.35     $  9.99   $ 10.97    $10.64
 =======     =======     =======   ========       =======     =======  =======     =======   =======    ======
    8.12%      10.49%      (3.56)%    11.64%         0.61%       9.25%   11.39%      (2.86)%   12.60%     6.98%
 =======     =======     =======   ========       =======     =======  =======     =======   =======    ======
 $50,928     $71,329     $92,480   $135,847       $36,598     $13,077  $16,613     $12,975   $12,043    $7,252
    1.73%       1.75%(2)    1.68%      1.83%**       1.75%*      0.96%    0.95%(2)    0.88%     1.06%**   0.94%
    6.40%       6.96%(2)    6.34%      6.17%**       7.02%*      7.19%    7.77%(2)    7.23%     7.00%**   8.15%
     126%        113%        108%        90%           92%        126%     113%        108%       90%       92%

 REPORT OF INDEPENDENT ACCOUNTANTS
PAINEWEBBER
                To the Shareholders and Trustees of
                PaineWebber Investment Series

                In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Global Income Fund (a series of PaineWebber Investment Series and hereafter referred to as the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                PRICE WATERHOUSE LLP
                1177 Avenue of the Americas
                New York, New York 10036

                December 23, 1996

 TAX INFORMATION-(UNAUDITED)
PAINEWEBBER
              We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 1996) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the distributions paid during the fiscal year by the Fund were derived from net investment income and are taxable as ordinary income.

              Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirements trusts (e.g., corporate, Keogh and 403(b) (7) plans) may need this information for their annual information reporting.

              Since the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1996. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

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